Leases - Schedule of Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Assets
Finance lease, right-of-use assets, net	$ 622,075	$ 469,617
Operating lease, right-of-use assets, net	126,372	125,735
Total right-of-use asset	748,447	595,352
Liabilities
Finance lease liabilities	308,125	317,057
Operating lease liabilities	115,945	112,392
Current lease liabilities	424,070	429,449
Non-current:
Finance lease liabilities	216,430	283,878
Operating lease liabilities		5,692
Non-current lease liabilities	216,430	289,570
Total lease liabilities	640,500	719,019
Finance lease cost:
Interest on lease liabilities (per ASC 842)	25,559	21,868	$ 15,874
Operating lease cost:
Operating lease expense (per ASC 842)	159,889	147,741	63,953
Total lease expense	185,448	169,609	79,827
Lease income relating to operating lease	$ 226,500	$ 116,150	$ 24,000